Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Adjustment For Tax Return	$ 1.6	$ 1.2	$ 0
Prior year foreign taxes recovered	(0.6)	(0.7)	0
Foreign exchange adjustments	0.3	(0.4)	(0.6)
Deferred tax decreased balance	16.1	19.6	42.4
Total net deferred tax asset	31.9	47.2	66.7
Capital loss carryforward	31.7	32.7	33.6
Net operating loss carryforward	18.7
Valuation allowance	50.4
Loss carryforward per year	2.8
December 31, 2025 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	17.2
December 31, 2027 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	1.5
PXRE Reinsurance Company [Member]
Income Tax Contingency [Line Items]
Reduced valuation allowance	1.0
Malta [Member]
Income Tax Contingency [Line Items]
Increased valuation allowance	0.1
Brazil [Member]
Income Tax Contingency [Line Items]
Increased valuation allowance	1.7
ARIS [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward	1.0
ARIS [Member] | December 31, 2027 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	0.2
ARIS [Member] | December 31, 2028 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	0.4
ARIS [Member] | December 31, 2029 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	$ 0.4